Accrued Expenses And Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses And Other Liabilities [Abstract]
Schedule Of Accrued Expenses And Other Liabilities

	2011	2012
Accrued expenses	$29,682	$32,267
Accrued interest	26,702	44,257
Lease deficiency	18,074	15,427
	$74,458	$91,951